Senior Convertible Notes (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Call Option CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY USDPerADS	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2008 4.5% Senior Convertible Notes due 2013 CNY Borrower	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 USD ($)	Sep. 15, 2008 4.5% Senior Convertible Notes due 2013	May 12, 2008 4.5% Senior Convertible Notes due 2013 CNY	Sep. 30, 2008 4.5% Senior Convertible Notes due 2013 Call Option Underwriter	May 31, 2008 4.5% Senior Convertible Notes due 2013 Call Option CNY Underwriter entity	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Call Option CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 Call Option CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Call Option CNY	May 12, 2008 4.5% Senior Convertible Notes due 2013 Call Option USDPerADS
Capped Call
Number of financial institutions with whom capped call option transactions were entered into														2
Number of underwriters														2
Increased conversion price (in dollars per share)																		37.375
Total premium paid														226,087
Number of underwriters filing for protection under Chapter 11 of the federal Bankruptcy Code													1
Fair value of derivative assets purchased from other counterparty																9,127
Amount of change in fair value of derivative	84,874	74,528	(49,071)	(453)											(9,127)	5,094	(453)
ADS Lending Agreement
Shares loaned to the ADS Borrowers												13,125,520
Nominal lending fees to be received from the ADS Borrowers (in dollars per ADS)					0.0001
Number of shares loaned to ADS borrower that filed for bankruptcy											6,562,760
Fair value of the outstanding loaned shares					55,411	601,533			8,794	90,829		230,729
Number of ADS borrowers filing for protection under Chapter 11 of the federal Bankruptcy Code								1
Expense recognized due to bankruptcy of one of the ADS borrowers								469,042
Unamortized amount of issuance costs					51,028	83,367
Interest cost recognized relating to the amortization of the issuance cost					27,335	20,815	17,873